United States Securities
                      Securities and Exchange Commission
                          Washington, D.C.  20549

                                Form 13F

                           Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2000

Check here if Amendment [  ]; Amendment Number:
      	This Amendment (Check only one):  [  ] is a restatement.
					                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		   Quantitative Advisors, Inc.
Address:		55 Old Bedford Road
		        Lincoln, MA  01773


Form 13F File Number: 	28-4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:		Frederick S. Marius
Title:		President and General Counsel
Phone:		(781) 259-1144

Signature, Place, and Date of Signing;

/s/ Frederick S. Marius			Lincoln, MA 	  August 14, 2000
      [Signature]  		    [City, State] 		    [Date]

Report Type (Check only one.):

[ X  ] 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by another manager(s).)

[   ] 	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Column 1          Column 2        Column 3    Column 4    Column 5          Column 6     Column 7    Column 8
Name of Issuer    Title of Class  Cusip       Value       SHRS	OR	SH	PUT    Investment   Other       Voting Authority
                                              (x$1,000)   PRN	AMT	PRN	CALL  Discretion   Managers    Sole	Shared	None
COMPANIA DE
TELECOM DE CHILE  ADR             204449300     74        4,110	  SH        OTHER                    SHARED

MADECO S A        ADR             556304103     98       12,880  	SH        OTHER                    SHARED

COMPANIA
CERVECERIAS
UNIDAS SA         ADR             204429104     74        3,280   SH        OTHER                    SHARED

LABORATORIO
CHILE SA          ADR             50540H104     95        5,000  	SH        OTHER                    SHARED

METHANEX CORP     COM             59151K959    688      139,000	  SH        OTHER                    SHARED

BANCO SANTANDER
CHILE             ADR SERIES A    05965F108    153        9,600	  SH        OTHER                    SHARED

GSI LUMONICS,INC. COM             362290102    312        8,900  	SH        OTHER                    SHARED

ICICI LTD         ADR             44926P202     56        3,000  	SH        OTHER                    SHARED

EMPRESA NACIONAL
DE ELEC           ADR             29244T101    116       10,539  	SH        OTHER                    SHARED

ENERSIS S A       ADR             29274F104     59        3,000  	SH        OTHER                    SHARED

ORBOTECH LTD      COM             M75253100     74          800	  SH        OTHER                    SHARED

HUANENG POWER     ADR SERIES N    443304100     87        6,600	  SH        OTHER                    SHARED

CREDICORP SA      COM             223298902     50        5,520	  SH        OTHER                    SHARED

VTECH HLDGS       COM             692856909  4,284      145,234  	SH        OTHER                    SHARED

METHANEX CORP     COM             59151K108     23        7,000	  SH        OTHER                    SHARED

TAIWAN SEMICNDCTR
MFG CO LTD        ADR             874039100    193        5,000  	SH        OTHER                    SHARED

INFOSYS
TECHNOLOGIES LTD  ADR             456788108    177        1,000  	SH        OTHER                    SHARED

                       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	            0

Form 13F Information Table Entry Total:	      17

Form 13F Information Table Value Total: $  6,613
	          (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE

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